UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             11/14/11
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             9
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Form 13F Information Table Entry Total:        43
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Form 13F Information Table Value Total:       $695,763
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                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name

     1          028-13860          Centerbridge Credit Partners
                                   General Partner, L.L.C.
     2          028-13859          Centerbridge Credit Partners
                                   Offshore General Partner, L.L.C.
     3          028-13862          Centerbridge Credit Advisors,
                                   L.L.C.
     4          028-13861          Centerbridge Partners Holdings, LLC
     5          028-13858          Jeffrey H. Aronson
     6          028-13857          Mark T. Gallogly
     7          028-14393          Centerbridge Special Credit
                                   Partners General Partner, L.L.C.
     8          028-14395          Centerbridge Special Credit
                                   Advisors, L.L.C.
     9          028-14392          Centerbridge Special GP
                                   Investors, L.L.C.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
BANKUNITED INC               COM             06652K103  223,538 10,767,704 SH       DEFINED    4,5,6       10,767,704      0    0
CIT GROUP INC                COM NEW         125581801   70,097  2,308,085 SH       DEFINED    1,3,4,5,6    2,308,085      0    0
CIT GROUP INC                COM NEW         125581801  122,265  4,025,857 SH       DEFINED    2,3,4,5,6    4,025,857      0    0
CIT GROUP INC                COM NEW         125581801   76,322  2,513,079 SH       DEFINED    4,5,6,7,8,9  2,513,079      0    0
CIT GROUP INC                COM NEW         125581801    4,510    148,500 SH  CALL DEFINED    1,3,4,5,6                   0    0
CIT GROUP INC                COM NEW         125581801    7,717    254,100 SH  CALL DEFINED    2,3,4,5,6                   0    0
CIT GROUP INC                COM NEW         125581801    4,477    147,400 SH  CALL DEFINED    4,5,6,7,8,9                 0    0
GENERAL MTRS CO              COM             37045V100      180      8,920 SH       DEFINED    1,3,4,5,6        8,920      0    0
GENERAL MTRS CO              COM             37045V100      315     15,606 SH       DEFINED    2,3,4,5,6       15,606      0    0
GENERAL MTRS CO              COM             37045V100      193      9,563 SH       DEFINED    4,5,6,7,8,9      9,563      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118      627     53,904 SH       DEFINED    1,3,4,5,6       53,904      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118    1,098     94,290 SH       DEFINED    2,3,4,5,6       94,290      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V118      673     57,795 SH       DEFINED    4,5,6,7,8,9     57,795      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V126    1,932    243,622 SH       DEFINED    1,3,4,5,6      243,622      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V126    3,379    426,147 SH       DEFINED    2,3,4,5,6      426,147      0    0
GENERAL MTRS CO              W EXP 07/10/201 37045V126    2,071    261,220 SH       DEFINED    4,5,6,7,8,9    261,220      0    0
ISTAR FINL INC               COM             45031U101    6,448  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907      0    0
ISTAR FINL INC               COM             45031U101   11,476  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750      0    0
ISTAR FINL INC               COM             45031U101    5,098    875,939 SH       DEFINED    4,5,6,7,8,9    875,939      0    0
ISHARES TR                   RUSSELL 2000    464287655    5,144     80,000 SH  PUT  DEFINED    1,3,4,5,6                   0    0
ISHARES TR                   RUSSELL 2000    464287655    8,771    136,400 SH  PUT  DEFINED    2,3,4,5,6                   0    0
ISHARES TR                   RUSSELL 2000    464287655    5,375     83,600 SH  PUT  DEFINED    4,5,6,7,8,9                 0    0
PENN NATL GAMING INC         COM             707569109    1,719     44,514 SH       DEFINED    4,5,6           44,514      0    0
QUAD / GRAPHICS INC          COM CL A        747301109    1,157     64,047 SH       DEFINED    4,5,6           64,047      0    0
QUAD / GRAPHICS INC          COM CL A        747301109   10,880    602,103 SH       DEFINED    1,3,4,5,6      602,103      0    0
QUAD / GRAPHICS INC          COM CL A        747301109   18,018    997,116 SH       DEFINED    2,3,4,5,6      997,116      0    0
QUAD / GRAPHICS INC          COM CL A        747301109   10,224    565,797 SH       DEFINED    4,5,6,7,8,9    565,797      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    5,491    455,716 SH       DEFINED    1,3,4,5,6      455,716      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    9,045    750,630 SH       DEFINED    2,3,4,5,6      750,630      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    7,885    654,322 SH       DEFINED    4,5,6,7,8,9    654,322      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739      162     14,541 SH       DEFINED    1,3,4,5,6       14,541      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739      276     24,813 SH       DEFINED    2,3,4,5,6       24,813      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739      211     18,973 SH       DEFINED    4,5,6,7,8,9     18,973      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    1,682    147,890 SH       DEFINED    1,3,4,5,6      147,890      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    2,806    246,819 SH       DEFINED    2,3,4,5,6      246,819      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    2,820    248,038 SH       DEFINED    4,5,6,7,8,9    248,038      0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401    1,052     27,100 SH  CALL DEFINED    1,3,4,5,6                   0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401    1,762     45,400 SH  CALL DEFINED    2,3,4,5,6                   0    0
STARWOOD HOTELS&RESORTS WRLD COM             85590A401    1,068     27,500 SH  CALL DEFINED    4,5,6,7,8,9                 0    0
VISTEON CORP                 COM NEW         92839U206    4,572    106,317 SH       DEFINED    1,3,4,5,6      106,317      0    0
VISTEON CORP                 COM NEW         92839U206    8,709    202,536 SH       DEFINED    2,3,4,5,6      202,536      0    0
VISTEON CORP                 COM NEW         92839U206    2,957     68,757 SH       DEFINED    4,5,6,7,8,9     68,757      0    0
WALTER INVT MGMT CORP        COM             93317W102   41,561  1,812,532 SH       DEFINED    4,5,6        1,812,532      0    0